Share-based awards - Summary of Stock Option Activity (Details) - Employee Stock Option - $ / shares			9 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019
Options Outstanding Number of Shares
Outstanding at beginning of period (in shares)			656,107
Granted (in shares)			107,737
Exercised (in shares)			(181,144)
Canceled/expired (in shares)			(11,644)
Outstanding at end of period (in shares)	571,056	656,107	571,056
Exercisable at end of period (in shares)	237,118		237,118
Weighted Average Exercise Price
Outstanding at beginning of period (USD per share)			$ 87.80
Granted (USD per share)			159.83
Exercised (USD per share)			68.10
Canceled/expired (USD per share)			84.27
Outstanding at end of period (USD per share)	$ 107.71	$ 87.80	107.71
Exercisable at end of period (USD per share)	82.42		82.42
Weighted Average Grant Date Fair Value
Outstanding at beginning of period (USD per share)			26.60
Granted (USD per share)			42.43	$ 43.43
Exercised (USD per share)			20.95
Canceled/expired (USD per share)			25.56
Outstanding at end of period (USD per share)	31.40	$ 26.60	31.40
Exercisable at end of period (USD per share)	$ 24.65		$ 24.65
Weighted Average Remaining Contractual Life
Outstanding at end of period (in years)	5 years 21 days	4 years 9 months 3 days
Exercisable at end of period (in years)	3 years 9 months 14 days